Provisions and other liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions and other liabilities	Provisions and other liabilities

(in €‘000)	December 31, 2022	December 31, 2021
Jubilee provision
Current	—	—
Non-current	26	73
Total	26	73
Defined benefit provision
Current	—	—
Non-current	449	—
Total	449	—
Restructuring provision
Current	144	248
Non-current	—	—
Total	144	248
Warranty provision
Current	273	—
Non-current	—	—
Total	273	—
Share-based payment provision
Current	16,806	—
Non-current	—	—
Total	16,806	—
Other provisions
Current	—	—
Non-current	45	60
Total	45	60
Total provisions and other liabilities
Current	17,223	248
Non-current	520	133
Total	17,743	381
Jubilee provision
Refer to Note 10.2 for details about the Group’s jubilee plan in the Netherlands and the movements in the provision over all reporting periods presented.
Restructuring provision
In February 2020, the Group announced a restructuring plan in order to streamline its operations so as to align its expense profile with the size of the business. The Group expected that the restructuring would place the Group in a better position to execute on its strategy in the near future. Implementation of the restructuring plan commenced in June 2020. The Group’s restructuring plan affected its operations in the Netherlands, Germany and Belgium. As a result of the restructuring, the Group’s headcount has been reduced by 167 internal and external staff members.
For the year ended December 31, 2021, the total restructuring costs amounted to €3,804 thousand. The Group recognized termination benefits of €2,674 thousand for its general and administrative function and €360 thousand for its selling and distribution function. The Group incurred €115 thousand of other employee expenses for its general and administrative function and €15 thousand for its selling and distribution function. These expenses primarily relate to termination penalties of leased vehicles. The Group incurred €640 thousand of legal fees in connection with the implementation of its restructuring plan. These expenses have been presented as part of legal, accounting and consulting fees, within general and administrative expenses.
The carrying amount of the restructuring provision recorded in the consolidated statement of financial position and the movements in the restructuring provision for the years ended December 31, 2022 and 2021 are presented below.

(in €‘000)	2022	2021
Current portion	248	364
Non-current portion	—	59
Carrying amount at 1 January	248	423
Movements
Additions	—	53
Releases	—	—
Used during the year	(104)	(228)
Interest accretion	—	—
Carrying amount at December 31	144	248
Current portion	144	248
Non-current portion	—	—
Carrying amount at December 31	144	248
The remaining provision of €144 thousand will be fully utilized in 2023.
Warranty provision
The Group generally offers its customers 24-month assurance type warranties for charging equipment sold to its customers. Management estimates the amount of the provision for warranty claims and its classification as current based on historical information. As at December 31, 2022, this provision had a carrying amount of €273 thousand (December 31, 2021: € nil).
Share-based payment provision
Refer to Note 11.2 for details about the Group’s share-based payment provision related to the Second Special Fees Agreement and the movements in the provision over all reporting periods presented.
Maturities of provisions
Maturities of total provisions as at December 31, 2022 are as follows:

(in €‘000)	Amounts due within one year	Amounts due between one and five years	Amounts due after five years	Total
Jubilee provision	—	—	26	26
Defined benefit provision	34	129	286	449
Restructuring provision	144	—	—	144
Warranty provision	273	—	—	273
Share-based payment provision	16,806	—	—	16,806
Other provisions	—	—	45	45
Total	17,257	129	357	17,743